Right-of-use Assets and Operating Lease Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use Assets and Operating Lease Liabilities
5.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

The Company has entered into several leases that are accounted for as operating leases in accordance with ASC 842. The Company currently has four office and warehouse leases in American Fork, Utah related to the operation of Verb Direct with an aggregate lease payment of $31,000 per month. Each lease expires in December 2023. The lessor of the office and warehouse area is JMCC Properties, which is an entity owned and controlled by the former shareholders and certain current officers of the Company’s subsidiary, Verb Direct.

In addition, the Company leases its corporate headquarters located at 2210 Newport Boulevard, Suite 200, Newport Beach, California 92663 under a lease with a term of 94 months. The average monthly base rent for the first 12 months of the Lease is approximately $7,000 after rent abatement. For the next 82 months of the Lease, the average monthly base rent will be approximately $39,000. As part of the agreement, the landlord provided leasehold incentive of $572,000 for the construction of the leasehold improvements. Pursuant to ASC 842, the lease incentive of $572,000 was recorded as a part of leasehold improvements and a reduction to the right of use assets. The Lease commenced in August 2019.

As March 31, 2020 and December 31, 2019, the Company had recorded right of use assets of $3,140,000 and $3,275,000, respectively, net of amortization.  As March 31, 2020 and December 31, 2019, the Company had recorded lease liabilities of $3,937,000 and $3,982,000, respectively, related to these leases.

Period Ended March 31, 2020
Lease cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$175,000

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term – operating leases (in years)	5.11
Average discount rate – operating leases	4.0%

March 31, 2020
Operating leases
Right-of-use assets, net of amortization of $484,000	$3,140,000

Short-term operating lease liabilities	$505,000
Long-term operating lease liabilities	3,432,000
Total operating lease liabilities	$3,937,000

5.	RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES

Effective January 1, 2019, the Company adopted the guidance of ASC 842, which requires an entity to recognize a right-of-use asset and a lease liability for virtually all leases. The Company adopted ASC 842 using a modified retrospective approach. As a result, the comparative financial information has not been updated and the required disclosures prior to the date of adoption have not been updated and continue to be reported under the accounting standards in effect for those periods.

Upon acquisition of Verb Direct, the Company assumed four office and warehouse leases in American Fork, Utah related to the operation of Verb Direct with an aggregate lease payment of $31,000 per month. Each lease expires in December 2023. In addition, the Company assumed an office equipment lease with a lease payment of $5,000 per month that will expire in September 2021. As a result, the Company recorded operating lease right-of-use assets of and lease liabilities for operating lease of $1,451,000 and $1,457,000, respectively. The lessor of the office and warehouse area is JMCC Properties, which is an entity owned and controlled by the former shareholders and certain current officers of Verb Direct.

In February 2019, the Company entered into a lease agreement with respect to the Company’s corporate headquarters located at 2210 Newport Boulevard, Suite 200, Newport Beach, California 92663 with a term of 94 months. The average monthly base rent for the first 12 months of the Lease is approximately $7,000 after rent abatement. For the next 82 months of the Lease, the average monthly base rent will be approximately $39,000. As part of the agreement, the landlord provided leasehold incentive of $572,000 for the construction of the leasehold improvements. Pursuant to ASC 842, the lease incentive of $572,000 was recorded as a part of leasehold improvements and a reduction to the right of use assets. The Lease commenced in August 2019 and as a result, the Company recorded operating lease right-of-use assets of $2,173,000 and lease liabilities for operating lease of $2,745,000.

The adoption of ASC 842 resulted in the recognition of operating lease right-of-use assets of and lease liabilities for operating lease in the aggregate of $3,624,000 and $4,202,000, respectively. There was no cumulative-effect adjustment to retained earnings.

Year Ended December 31, 2019
Lease cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$366,000

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term – operating leases (in years)	5.25
Average discount rate – operating leases	4.0%

December 31, 2019
Operating leases
Right-of-use assets, net of amortization of $349,000	$3,275,000

Short-term operating lease liabilities	$391,000
Long-term operating lease liabilities	3,591,000
Total operating lease liabilities	$3,982,000

Year ending	Operating Leases
2020	597,000
2021	776,000
2022	751,000
2023	773,000
2024 and thereafter	1,661,000
Total lease payments	4,558,000
Less: Imputed interest/present value discount	(576,000)
Present value of lease liabilities	$3,982,000